Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001828098
Amendment Description	AMENDMENT NO. 1
Document Type	F-1/A
Entity Registrant Name	Steakholder Foods Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	22 Einstein St.
Entity Address, Address Line Two	PO Box 4061
Entity Address, City or Town	Ness Ziona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7403686
City Area Code	+972
Local Phone Number	8-974-0000
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	1007 North Orange Street
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Wilmington
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	485-5218
Contact Personnel Name	Steakholder Foods USA, Inc.
Entity Address, State or Province	DE